Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 10. COMMITMENTS AND CONTINGENCIES
The Company is subject to certain legal proceedings, claims, investigations, and administrative proceedings in the ordinary course of its business. The Company records a provision for a liability when it is both probable that the liability has been incurred and the amount of the liability can be reasonably estimated. These provisions, if any, are reviewed and adjusted to reflect the impacts of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular case. Depending on the nature and timing of any such proceedings that may arise, an unfavorable resolution of a matter could materially affect the Company’s future combined and consolidated results of operations, cash flows or financial position in a particular period. As of March 31, 2022, there were no material pending or threatened litigations against us.
The Company pursues claims recoveries through settlement, arbitration and legal proceedings. The accounting policy for these activities is discussed under
Claims recovery income
in Note 2 –
Basis of presentation and summary of significant accounting policies
.

Note 10. COMMITMENTS AND CONTINGENCIES
The Company is subject to certain legal proceedings, claims, investigations, and administrative proceedings in the ordinary course of its business. The Company records a provision for a liability when it is both probable that the liability has been incurred and the amount of the liability can be reasonably estimated. These provisions, if any, are reviewed and adjusted to reflect the impacts of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular case. Depending on the nature and timing of any such proceedings that may arise, an unfavorable resolution of a matter could materially affect the Company’s future combined and consolidated results of operations, cash flows or financial position in a particular period. As of December 31, 2021, there were no material pending or threatened litigations against us.
The Company pursues claims recoveries through settlement, arbitration and legal proceedings. The accounting policy for these activities is discussed under
Claims recovery income
in Note 2 –
Basis of presentation and summary
of significant accounting policies
.